UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2008.

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):        [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Knoll Capital Management, L.P.
             KOM Capital Management, LLC

Address:     666 Fifth Avenue
             37th Floor
             New York, New York 10103

Form 13F File Numbers:

1)  Knoll Capital Management, L.P.: 028-11424
2)  KOM Capital Management, LLC: 028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Fred Knoll
Title: President
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Fred Knoll, New York, New York, May 13, 2008.

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers: 0


Form 13F Information Table Entry Total: 27 Data Records


Form 13F Information Table Value Total:  $199,229
                                         --------
                                           (x1000)


List of Other Included Managers:


Form 13F File Number          Name

028-11425                     KOM Capital Management, LLC
---------------------------------------------------------

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Column 1                      Column 2     Column 3       Column 4    Column 5                 Column 6   Column 7    Column 8
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NAME OF ISSUER             TITLE OF CLASS   CUSIP    VALUE (x1000)   SHRS OR PRN SH/PR PUT/   INV. DISCR. OTHER        VOTING
                                                                            AMT.       CALL               MNGRS.      AUTHORITY
                                                                                                                     SOLE SHARED
                                                                                                                        NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abraxis Bioscience Inc. New     COM       00383E106           4069         68867  SH             SOLE                       68867
-----------------------------------------------------------------------------------------------------------------------------------
Alfacel Corp.                   COM       0154041106          8449       3550155  SH             SOLE                     3550155
-----------------------------------------------------------------------------------------------------------------------------------
A-Power Energy Generation Sys   COM       G04136100           3627        239400  SH             SOLE                      239400
-----------------------------------------------------------------------------------------------------------------------------------
Aspenbio Pharma Inc             COM       045346103           4532        784102  SH             SOLE                      784102
-----------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corporation       COM       00208J108          24014        733915  SH             SOLE                      733915
-----------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc              COM       137801106           3919        837308  SH             SOLE                      837308
-----------------------------------------------------------------------------------------------------------------------------------
Childrens Place Retail Stores   COM       168905107           1228         50000  SH             SOLE                       50000
-----------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New       COM       247907207          13071        579882  SH             SOLE                      579882
-----------------------------------------------------------------------------------------------------------------------------------
DigitalFx International Inc.    COM       25389E107              7         23947  SH             SOLE                       23947
-----------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.          COM       320771108           2387        320000  SH             SOLE                      320000
-----------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA        SPON ADR    338488109          20788       2230463  SH             SOLE                     2230463
-----------------------------------------------------------------------------------------------------------------------------------
Fortress Intl GRP Inc.         *W Exp     34958D110             86        200000  SH             SOLE                       86000
                             07/12/2009
-----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore Inc           COM       427093109           4684        186460  SH             SOLE                      186460
-----------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                     COM       44919F104           4612       3811372  SH             SOLE                     3811372
-----------------------------------------------------------------------------------------------------------------------------------
Medivation Inc.                 COM       58501N101          44967       3160041  SH             SOLE                     3160041
-----------------------------------------------------------------------------------------------------------------------------------
Novelos Therapeutics Inc.(1)    COM        6700M100           6228       1725408  SH             SOLE                     1725408
-----------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc.               COM       701354102          13875       1792583  SH             SOLE                     1792583
-----------------------------------------------------------------------------------------------------------------------------------
Rodman & Renshaw Cap GP Inc.    COM       77487R100           1455        447756  SH             SOLE                      447756
-----------------------------------------------------------------------------------------------------------------------------------
Sequenom Inc.                 COM NEW     817337405           1598        245800  SH             SOLE                      245800
-----------------------------------------------------------------------------------------------------------------------------------
Silver Wheaton Corp.            COM       828336107            777         50000  SH             SOLE                       50000
-----------------------------------------------------------------------------------------------------------------------------------
Storm Cat                       COM       862168101             48         64978  SH             SOLE                       64978
-----------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc.                    COM       865378103          18484       4432600  SH             SOLE                     4432600
-----------------------------------------------------------------------------------------------------------------------------------
Trina Solar LTD Sponsored     SPON ADR    89628E104           9253       3010000  SH             SOLE                     3010000
ADR
-----------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO             COM       911805109            111         33193  SH             SOLE                       33193
-----------------------------------------------------------------------------------------------------------------------------------
XCorporeal Inc.                 COM       98400P104           1036        142858  SH             SOLE                      142858
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                     CALL      984332906            488          5000  SH             SOLE                        5000
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                     COM       984332106           5436        187900  SH             SOLE                      187900
-----------------------------------------------------------------------------------------------------------------------------------

__________________

(1)* Securities of Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's Official List of 13f Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, Knoll Capital Management, L.P. and KOM Capital Management, LLC have chosen to include these securities for informational purposes.